Condensed Consolidated Statement of Changes in Equity - USD ($)	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Dividends In Excess of Accumulated Losses [Member]	Parent [Member]	Noncontrolling Interests [Member]
Beginning balance (in shares) at Dec. 31, 2014		16,887,377
Beginning balance at Dec. 31, 2014	$ 71,536,333	$ 168,874	$ 143,715,876	$ (83,150,866)	$ 60,733,884	$ 10,802,449
Net (loss) income	(2,027,498)			(3,818,692)	(3,818,692)	1,791,194
Dividends declared, paid and reinvested (in shares)		280,120
Dividends declared, paid and reinvested, value	(4,190,009)	$ 2,801	2,658,960	(6,851,770)	(4,190,009)
Common stock repurchased (in shares)		(5,513)
Common stock repurchased, value	(28,709)	$ (55)	(28,654)		(28,709)
Common stock repurchased from related party (in shares)		(18,806)
Common stock repurchased from related party, value	(147,752)	$ (188)	(147,564)		(147,752)
Common stock issued (in shares)		5,000
Common stock issued, value	49,999	$ 50	49,949		49,999
Contributions from noncontrolling interests, net of distributions paid	(493,534)					(493,534)
Vesting of restricted stock (in shares)		54,050
Vesting of restricted stock, value	464,827	$ 541	464,286		464,827
Ending balance (in shares) at Dec. 31, 2015		17,202,228
Ending balance at Dec. 31, 2015	65,163,657	$ 172,023	146,712,853	(93,821,328)	53,063,548	12,100,109
Net (loss) income	(5,571,083)			(5,812,485)	(5,812,485)	241,402
Dividends declared, paid and reinvested (in shares)		250,608
Dividends declared, paid and reinvested, value	(4,625,757)	$ 2,506	2,361,881	(6,990,144)	(4,625,757)
Common stock repurchased (in shares)		(10,625)
Common stock repurchased, value	(55,031)	$ (106)	(54,925)		(55,031)
Contributions from noncontrolling interests, net of distributions paid	317,266					317,266
Vesting of restricted stock (in shares)		60,462
Vesting of restricted stock, value	520,578	$ 605	519,973		520,578
Ending balance (in shares) at Dec. 31, 2016		17,502,673
Ending balance at Dec. 31, 2016	55,749,630	$ 175,028	149,539,782	(106,623,957)	43,090,853	12,658,777
Net (loss) income	(779,559)			(994,387)	(994,387)	214,828
Dividends declared/reinvested, value	(2,436,596)	$ 1,194	1,106,676	(3,544,466)	(2,436,596)
Dividends declared/reinvested (in shares)		119,407
Common stock repurchased (in shares)		(2,962)
Common stock repurchased, value	(17,394)	$ (29)	(17,365)		(17,394)
Contributions from noncontrolling interests, net of distributions paid	1,004,164					1,004,164
Ending balance (in shares) at Jun. 30, 2017		17,619,118
Ending balance at Jun. 30, 2017	$ 53,520,245	$ 176,193	$ 150,629,093	$ (111,162,810)	$ 39,642,476	$ 13,877,769